Vessels (Table) (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Property, Plant and Equipment [Abstract]
July 1 to December 31, 2021	$ 16,964
2022	33,895
2023	24,890
2024	24,890
2025-2026	19,228
Minimum net lease payments	119,867
Less: present value discount	(15,967)
Total Obligations under operating leases and Financial liability (current and non-current portion)	$ 103,900